Financial Instruments - Summary of Right to Receive Equity Stake in Travel Entity (Detail) - Right to Receive Equity Stake in Travel Entity [Member] $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Disclosure Of Financial Instruments [Line Items]
Revenue multiple	$ (100)
Revenue multiple	$ 100